UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2005

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman               New York, NY                   8/12/05
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 65

Form 13F Information Table Value Total:                 $360,955
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                      Column 2 Column 3 Column 4       Column 5             Column 6        Column 7           Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other           Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal    SH/   PUT/
                                                           Amount       PRN   CALL                              Sole    Shared  None
AK Steel Holding Corp      COM         001547108       511      79,700  SH          SHARED-DEFINED              79,700
Ameritrade Holding Corp    COM         03074K100       931      50,000  SH          SHARED-DEFINED               50,000
Amphenol Corp              CL A        032095101     2,161      53,800  SH          SHARED-DEFINED               53,800
Autozone Inc.              COM         053332102    15,894     171,900  SH          SHARED-DEFINED              171,900
B.F. Goodrich & Co         COM         382388106     1,273      31,080  SH          SHARED-DEFINED               31,080
Bank of America            COM         060505104    11,380     249,515  SH          SHARED-DEFINED              249,515
Bank of America            COM         060505104     4,064      89,100  SH    CALL  SHARED-DEFINED               89,100
Bennett Environmental      COM         081906109     1,348     442,700  SH          SHARED-DEFINED              442,700
Blockbuster Inc.           CL A        093679108     1,850     202,900  SH    PUT   SHARED-DEFINED              202,900
Blockbuster Inc.           CL B        093679207     8,772   1,022,400  SH          SHARED-DEFINED            1,022,400
Bowater Inc.               COM         102183100     5,895     182,100  SH          SHARED-DEFINED              182,100
Bowne & Co Inc             COM         103043105    13,399     926,600  SH          SHARED-DEFINED              926,600
Citigroup Inc              COM         172967101    13,407     290,012  SH          SHARED-DEFINED              290,012
Citigroup Inc              COM         172967101     3,453      74,700  SH    CALL  SHARED-DEFINED               74,700
Comcast Corp.              CL A        20030N101     7,919     258,200  SH          SHARED-DEFINED              258,200
Cree Inc                   COM         225447101     1,638      64,300  SH    PUT   SHARED-DEFINED               64,300
Cyberonics Inc.            COM         23251P102     9,685      23,200  SH    CALL  SHARED-DEFINED               23,200
Dade Behring Holdings Inc. COM         23342J206    20,979     322,700  SH          SHARED-DEFINED              322,700
Digitas Inc                COM         25388K104     7,487     656,200  SH          SHARED-DEFINED              656,200
DIRECTV Group Inc.         COM         25459L106     8,350     538,700  SH          SHARED-DEFINED              538,700
Energizer Holdings Inc     COM         29266R108     5,739      92,300  SH    PUT   SHARED-DEFINED               92,300
Energizer Holdings Inc     COM         29266R108     2,698      43,400  SH    CALL  SHARED-DEFINED               43,400
FedEx Corp                 COM         31428X106     5,233      64,600  SH          SHARED-DEFINED               64,600
Finish Line Inc            CL A        317923100     7,680     405,900  SH          SHARED-DEFINED              405,900
First Data  Corp           COM         060505104    16,843     419,600  SH          SHARED-DEFINED              419,600
Foot Locker                COM         344849104     3,065     112,600  SH          SHARED-DEFINED              112,600
Freescale Semiconductor    COM CL A    35687M107     7,721     367,500  SH          SHARED-DEFINED              367,500
Freescale Semiconductor    CL B        35687M206     7,752     366,000  SH          SHARED-DEFINED              366,000
General Cable Corp         COM         369300108     7,663     516,700  SH          SHARED-DEFINED              516,700
Golar LNG Ltd              SHS         G9456A100     8,163     681,400  SH          SHARED-DEFINED              681,400
Guidant Corp               COM         401698105     7,194     106,900  SH          SHARED-DEFINED              106,900
Guidant Corp               COM         401698105    11,798     175,300  SH    CALL  SHARED-DEFINED              175,300
Haggar Corp                COM         405173105       287      14,110  SH          SHARED-DEFINED               14,110
Hospira Inc                COM         441060100     4,602     118,000  SH          SHARED-DEFINED              118,000
Hudson City Bancorp Inc    COM         443683107     4,349     381,200  SH          SHARED-DEFINED              381,200
Hudson Highland Group Inc. COM         443792106     3,690     236,700  SH          SHARED-DEFINED              236,700
IDX Systems Corp           COM         449491109     2,957      98,100  SH          SHARED-DEFINED               98,100
International Paper Co     COM         460146103     2,595      85,900  SH          SHARED-DEFINED               85,900
Ivax Corp                  COM         465823102     6,304     293,200  SH          SHARED-DEFINED              293,200
J. P. Morgan               COM         46625H100    12,175     344,700  SH          SHARED-DEFINED              344,700
PAGE TOTAL:                                        268,903


Johnson & Johnson          COM         478160104     1,170      18,000  SH          SHARED-DEFINED               18,000
Johnson & Johnson          COM         478160104     1,664      25,600  SH    CALL  SHARED-DEFINED               25,600
May Dept Stores            COM         577778103     7,410     184,500  SH          SHARED-DEFINED              184,500
New Century Financial Corp COM         6435EV108     7,573     147,200  SH          SHARED-DEFINED              147,200
NIKU Corp                  COM NEW     654113703     4,005     193,200  SH          SHARED-DEFINED              193,200
Nisource Inc               COM         65473P105       930      37,600  SH          SHARED-DEFINED               37,600
Northrop Grumman Corp      COM         666807102     2,508      45,400  SH          SHARED-DEFINED               45,400
Perry Ellis International  COM         288853104     3,410     145,790  SH          SHARED-DEFINED              145,790
Procter & Gamble           COM         742718109     3,940      74,700  SH          SHARED-DEFINED               74,700
Procter & Gamble           COM         742718109    10,212     193,600  SH    CALL  SHARED-DEFINED              193,600
Regions Financial Corp.    COM         7591EP100     1,355      40,000  SH          SHARED-DEFINED               40,000
Retail Ventures Inc.       COM         76128Y102     3,181     233,237  SH          SHARED-DEFINED              233,237
RTI International Metals,  COM         74973W107     1,228      39,100  SH          SHARED-DEFINED               39,100
Shoe Pavilion Inc          COM         824894109       578     122,668  SH          SHARED-DEFINED              122,668
Sycamore Networks Inc      COM         871206108     2,042     592,000  SH          SHARED-DEFINED              592,000
Symantec Corp              COM         871503108     6,352     292,200  SH    CALL  SHARED-DEFINED              292,200
Tenet Healthcare           COM         88033G100     3,726     304,400  SH    CALL  SHARED-DEFINED              304,400
Terra Industries           COM         880915103       204      29,900  SH          SHARED-DEFINED               29,900
The St. Joe Company        COM         790148100     9,304     114,100  SH    PUT   SHARED-DEFINED              114,100
Time Warner Inc            COM         887317105     5,758     346,600  SH    CALL  SHARED-DEFINED              346,600
Time Warner Inc            COM         887317105     3,952     236,500  SH          SHARED-DEFINED              236,500
Tommy Hilfiger Corp        ORD         G8915Z102       757      55,000  SH          SHARED-DEFINED               55,000
US Bancorp                 COM NEW     902973304     4,041     138,400  SH          SHARED-DEFINED              138,400
Viacom                     CL B        925524308     6,183     193,100  SH          SHARED-DEFINED              193,100
Vodafone Airtouch PLC      ADR         92857W100       567      23,300  SH          SHARED-DEFINED               23,300
PAGE TOTAL:                                         92,051
GRAND TOTAL:                                       360,955

